Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31, 2020	December 31, 2019
Other tax payable	$777,810	$390,403
Accrued payroll	159,350	168,818
Deposits from sub-lessors of land use rights (i)	-	124,393
Other current liabilities	44,273	51,720
	$981,433	$735,334

Schedule of other tax payables
	December 31, 2020	December 31, 2019
Value added tax payable	$740,894	$366,535
Local taxes payable	36,916	23,868
	$777,810	$390,403